Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of the period	$ 0.3	$ 9.6
Other comprehensive loss	(12.4)	(15.0)
Tax effect on other comprehensive loss	1.9	5.7	$ (1.7)
Balance at end of the period	$ (10.2)	$ 0.3	$ 9.6